  Supplement dated June 26, 2002 to the Statement of Additional Information of the Funds indicated below.

  The following text supplements the section entitled "Purchase of Shares--Sales Charge Waivers and Reductions" in each of the currently effective Statements of Additional Information for each of the Funds listed below.

  Class A initial sales charges are waived for the following types of investors:

  . separate accounts used to fund certain Section 403(b) or 401(a) or (k) accounts

  . Intergraph Corporate Stock Bonus Plan participants reinvesting distribution proceeds from the sale of the Smith Barney Appreciation Fund.

     SMITH BARNEY AGGRESSIVE GROWTH FUND INC.           December 28, 2001
     SMITH BARNEY ALLOCATION SERIES INC.                May 31, 2002
        BALANCED PORTFOLIO
        CONSERVATIVE PORTFOLIO
        GLOBAL PORTFOLIO
        GROWTH PORTFOLIO
        HIGH GROWTH PORTFOLIO
        INCOME PORTFOLIO
     SMITH BARNEY APPRECIATION FUND INC.                April 30, 2002
     SMITH BARNEY ARIZONA MUNICIPALS FUND INC.          September 28, 2001
     SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.       June 28, 2001
     SMITH BARNEY EQUITY FUNDS
        SMITH BARNEY SOCIAL AWARENESS FUND              May 31, 2002
     SMITH BARNEY FUNDAMENTAL VALUE FUND INC.           January 28, 2002
     SMITH BARNEY FUNDS, INC.                           April 30, 2002
        LARGE CAP VALUE FUND
        SHORT-TERM HIGH GRADE BOND FUND
        U.S. GOVERNMENT SECURITIES FUND
     SMITH BARNEY INCOME FUNDS                          November 28, 2001
        SMITH BARNEY BALANCED FUND
        SMITH BARNEY CONVERTIBLE FUND
        SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND
        SMITH BARNEY HIGH INCOME FUND
        SMITH BARNEY MUNICIPAL HIGH INCOME FUND
        SMITH BARNEY TOTAL RETURN BOND FUND
        SMITH BARNEY PREMIUM TOTAL RETURN FUND          April 30, 2002

 SMITH BARNEY INVESTMENT FUNDS INC.
    SMITH BARNEY GROUP SPECTRUM FUND                     January 28, 2002
    SMITH BARNEY HANSBERGER GLOBAL VALUE FUND            August 28, 2001
    SMITH BARNEY PREMIER SELECTIONS ALL CAP GROWTH FUND  August 28, 2001
    SMITH BARNEY PREMIER SELECTIONS GLOBAL GROWTH FUND   August 28, 2001
    SMITH BARNEY PREMIER SELECTIONS LARGE CAP FUND       August 28, 2001
    SMITH BARNEY SMALL CAP VALUE FUND                    January 28, 2002
    SMITH BARNEY SMALL CAP GROWTH FUND                   January 28, 2002,
                                                         Revised March 1, 2002
    SMITH BARNEY GOVERNMENT SECURITIES FUND              April 30, 2002
    SMITH BARNEY INVESTMENT GRADE BOND FUND              April 30, 2002
    SMITH BARNEY PEACHTREE GROWTH FUND                   April 30, 2002
 SMITH BARNEY INVESTMENT SERIES
    SMITH BARNEY GROWTH AND INCOME FUND                  February 28, 2002
    SMITH BARNEY INTERNATIONAL AGGRESSIVE GROWTH FUND    February 28, 2002
    SMITH BARNEY LARGE CAP CORE FUND                     February 28, 2002
 SMITH BARNEY INVESTMENT TRUST
    SMITH BARNEY INTERMEDIATE MATURITY
      CALIFORNIA MUNICIPALS FUND                         March 29, 2002
    SMITH BARNEY INTERMEDIATE MATURITY
      NEW YORK MUNICIPALS FUND                           March 29, 2002
    SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND        March 29, 2002
    SMITH BARNEY MID CAP CORE FUND                       March 29, 2002
 SMITH BARNEY MANAGED GOVERNMENTS FUND INC.              November 28, 2001
 SMITH BARNEY MANAGED MUNICIPALS FUND INC.               June 28, 2001
 SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND              March 29, 2002
 SMITH BARNEY MUNI FUNDS                                 July 30, 2001
    FLORIDA PORTFOLIO
    GEORGIA PORTFOLIO
    LIMITED TERM PORTFOLIO
    NATIONAL PORTFOLIO
    NEW YORK PORTFOLIO
    PENNSYLVANIA PORTFOLIO

         SMITH BARNEY NEW JERSEY MUNICIPALS FUND, INC. July 30, 2001
         SMITH BARNEY OREGON MUNICIPALS FUND           August 28, 2001

  SMITH BARNEY SECTOR SERIES FUND INC.
     SMITH BARNEY FINANCIAL SERVICES FUND                   February 28, 2002
     SMITH BARNEY BIOTECHNOLOGY FUND                        February 28, 2002
     SMITH BARNEY GLOBAL MEDIA AND TELECOMMUNICATIONS FUND  February 28, 2002
     SMITH BARNEY TECHNOLOGY FUND                           February 28, 2002
     SMITH BARNEY HEALTH SCIENCES FUND                      February 28, 2002
  SMITH BARNEY SMALL CAP CORE FUND INC.                     April 30, 2002
  SMITH BARNEY TRUST II
     SMITH BARNEY CAPITAL PRESERVATION FUND                 March 29, 2002
     SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND         February 28, 2002
     SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND       February 28, 2002
     SMITH BARNEY INTERNATIONAL LARGE CAP FUND              May 1, 2002
  SMITH BARNEY WORLD FUNDS, INC.                            February 28, 2002
     EUROPEAN PORTFOLIO
     GLOBAL GOVERNMENT BOND PORTFOLIO
     INTERNATIONAL ALL CAP GROWTH PORTFOLIO

FD02576